Balance Sheet Details	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Balance Sheet Details [Abstract]
Balance Sheet Details

Note 5 — Balance Sheet Details

The following table provides detail of selected balance sheet items:

(in thousands USD)	September 30, 2021	December 31, 2020
Cash, cash equivalents and restricted cash:
Cash and cash equivalents	$3,946	$9,256
Restricted cash	180	176
Total cash, cash equivalents and restricted cash	$4,126	$9,432
(in thousands USD)	September 30, 2021	December 31, 2020
Accounts receivable, net:
Accounts receivables	$21,948	$13,974
Unbilled accounts receivables	17,039	7,578
Related party receivables – shareholders & key personnel	—	1,305
Other receivables	778	1,210
Allowance for doubtful accounts	(321)	(267)
Total accounts receivable, net	$39,444	$23,800

The following table is a rollforward of the allowance for doubtful accounts:

	Nine Months Ended September 30,
(in thousands USD)	2021	2020
Beginning balance, January 1	$267	$388
Charges to expense	78	27
Foreign currency translation	(24)	(46)
Ending balance	$321	$369

Note 5 — Balance sheet details

The following table provides detail of selected balance sheet items:

	December 31,
(in thousands USD)	2020	2019
Accounts receivable:
Accounts receivables	$13,974	$27,312
Unbilled accounts receivables	7,578	12,686
Related party receivables – shareholders & key personnel	1,305	1,491
Other receivables	1,210	2,696
Allowance for doubtful accounts	(267)	(388)
Total accounts receivable, net	$23,800	$43,797

Prepaid expenses and other current assets:
Income tax receivables	$1,119	$77
Prepaid expenses and other current assets	2,821	2,470
Total prepaid expenses and other current assets	$3,940	$2,547

Accrued liabilities:
Accrued wages, vacation & other employee related items	$5,871	$4,209
Accrued interest	2,223	3,175
Accrued incentive compensation	795	2,442
Receipts not vouchered	1,791	5,146
Other accrued liabilities	4,400	3,805
Total accrued liabilities	$15,080	$18,777

The following table is a rollforward of the allowance for doubtful accounts:

	Year ended December 31,
(in thousands USD)	2020	2019	2018
Beginning balance, January 1	$388	$436	$346
Charges to expense	11	70	94
Write-offs and recoveries	(126)	(130)	(5)
Foreign currency translation	(6)	12	1
Ending balance, December 31	$267	$388	$436